RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Management and consulting fees	$ 544,352	$ 559,591	$ 12,206
Share-based compensation	472,236	136,148	0
Directors' fees	72,863	44,380	0
Total compensation	$ 1,089,451	$ 740,119	$ 12,206